Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 5 – Cash and Cash Equivalents

Cash and cash equivalents comprised the following:

	At December 31,	At December 31,
	2022	2021
Cash deposits	$541.4	$529.7
Term deposits	655.1	9.6
	$1,196.5	$539.3

As at December 31, 2022 and 2021, cash and cash equivalents were primarily held in interest-bearing deposits.